LKCM International Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Australia - 3.0%
Biotechnology - 2.1%
CSL Ltd.	7,143	1,410,977
		$–
Metals & Mining - 0.9%
BHP Billiton Ltd.	18,232	566,032
Total Australia		1,977,009

Canada - 6.1%
Banks - 2.5%
Royal Bank of Canada	13,435	1,676,829
		$–
Oil, Gas & Consumable Fuels - 3.6%
Cameco Corp.	22,693	1,084,103
Canadian Natural Resources Ltd.	37,911	1,258,888
		2,342,991
Total Canada		4,019,820

Finland - 1.9%
Banks - 1.9%
Nordea Bank Abp	105,105	1,240,212

France - 13.9%
Aerospace & Defense - 2.3%
Safran SA	6,500	1,529,602
		$–
Chemicals - 2.9%
Air Liquide SA	9,874	1,906,774
		$–
Electrical Equipment - 2.5%
Schneider Electric SA	6,138	1,618,028
		$–
IT Services - 2.2%
Capgemini SE	6,766	1,460,786
		$–
Personal Care Products - 2.0%
L'Oreal SA	2,913	1,306,590
		$–
Textiles, Apparel & Luxury Goods - 2.0%
LVMH Moet Hennessy Louis Vuitton SE	1,737	1,332,066
Total France		9,153,846

Germany - 12.8%
Diversified Telecommunication Services - 2.6%
Deutsche Telekom AG	58,438	1,716,283
		$–
Insurance - 2.4%
Allianz SE	4,862	1,599,208
		$–
Semiconductors & Semiconductor Equipment - 2.0%
Infineon Technologies AG	36,500	1,281,441
		$–
Software - 3.9%
SAP SE	11,333	2,592,231
		$–
Textiles, Apparel & Luxury Goods - 1.9%
Adidas AG	4,750	1,258,689
Total Germany		8,447,852

Italy - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Moncler SpA	9,372	595,842

Japan - 3.2%
Building Products - 1.3%
Daikin Industries Ltd.	6,126	859,852
		$–
Electrical Equipment - 1.9%
NIDEC CORP	60,842	1,280,912
Total Japan		2,140,764

Netherlands - 10.2%
Banks - 2.5%
ING Groep NV	88,756	1,610,305
		$–
Capital Markets - 2.8%
Euronext NV (a)	17,168	1,863,540
		$–
Professional Services - 2.2%
Wolters Kluwer NV	8,750	1,475,880
		$–
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	2,171	1,805,973
Total Netherlands		6,755,698

Norway - 2.0%
Diversified Telecommunication Services - 2.0%
Telenor ASA	103,807	1,327,965

Spain - 2.5%
Machinery - 2.5%
Fluidra SA	63,820	1,673,027

Sweden - 1.8%
Hotels, Restaurants & Leisure - 1.8%
Evolution AB (a)	11,846	1,165,091

Switzerland - 10.9%
Capital Markets - 1.8%
Julius Baer Group Ltd.	19,807	1,194,440
		$–
Electrical Equipment - 2.8%
ABB Ltd.	31,439	1,823,953
		$–
Food Products - 0.8%
Nestle SA	5,393	541,956
		$–
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	18,908	1,892,317
		$–
Life Sciences Tools & Services - 2.6%
Lonza Group AG	2,756	1,748,913
Total Switzerland		7,201,579

United Kingdom - 23.7%
Aerospace & Defense - 2.3%
BAE Systems PLC	90,023	1,494,571
		$–
Banks - 2.7%
Barclays PLC	600,196	1,803,341
		$–
Beverages - 1.6%
Diageo PLC	31,382	1,096,172
		$–
Commercial Services & Supplies - 2.0%
Rentokil Initial PLC	267,905	1,310,023
		$–
Hotels, Restaurants & Leisure - 4.8%
Compass Group PLC	52,819	1,693,363
InterContinental Hotels Group PLC	13,732	1,495,419
		3,188,782
Oil, Gas & Consumable Fuels - 2.2%
Shell PLC	44,956	1,458,453
		$–
Personal Care Products - 3.8%
Haleon PLC	141,907	742,529
Unilever PLC	27,510	1,783,567
		2,526,096
Software - 2.1%
Sage Group PLC	100,140	1,375,549
		$–
Trading Companies & Distributors - 2.2%
Ashtead Group PLC	18,538	1,436,341
Total United Kingdom		15,689,328

United States - 2.4%
Construction Materials - 2.4%
CRH PLC	16,771	1,555,343
TOTAL COMMON STOCKS (Cost $48,656,757)		62,943,376

PREFERRED STOCKS - 1.4%	Shares	Value
Germany - 1.4%
Life Sciences Tools & Services - 1.4%
Sartorius AG 0.00%,	3,448	969,509
TOTAL PREFERRED STOCKS (Cost $1,139,269)		969,509

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.85% (b)	1,955,265	1,955,265
MSILF Government Portfolio - Class Institutional, 4.83% (b)	30,853	30,853
TOTAL SHORT-TERM INVESTMENTS (Cost $1,986,118)		1,986,118

TOTAL INVESTMENTS - 99.7% (Cost $51,782,144)		65,899,003
Other Assets in Excess of Liabilities - 0.3%		167,848
TOTAL NET ASSETS - 100.0%		$66,066,851

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $3,028,631 or 4.6% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2024 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2024, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	6,903,127	56,040,249	–	62,943,376
Preferred Stocks	–	969,509	–	969,509
Short-Term Investments	1,986,118	–	–	1,986,118
Total Investments*	$8,889,245	$57,009,758	$–	$65,899,003

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM International Fund
Sector Classification
September 30, 2024 (Unaudited)

Sectors:	% Net Assets
Industrials	22.0%
Financials	16.6%
Information Technology	12.9%
Consumer Discretionary	11.4%
Health Care	9.0%
Consumer Staples	8.2%
Materials	6.2%
Energy	5.8%
Communication Services	4.6%
Cash & Others	3.3%